SUBSEQUENT EVENTS (Details Narrative)																																												3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 27, 2025 USD ($) ft²	Oct. 16, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 16, 2025 USD ($) $ / shares shares	Sep. 15, 2025 USD ($) $ / shares shares	Jul. 29, 2025 USD ($) $ / shares shares	Jun. 09, 2025 USD ($) $ / shares shares	Jun. 05, 2025 USD ($) $ / shares shares	Jun. 02, 2025 USD ($) $ / shares shares	May 01, 2025 USD ($) $ / shares shares	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 11, 2025 USD ($) shares	Apr. 03, 2025 USD ($) $ / shares shares	Mar. 28, 2025 USD ($) $ / shares shares	Mar. 26, 2025 USD ($) $ / shares shares	Mar. 25, 2025 USD ($) $ / shares shares	Mar. 20, 2025 USD ($) $ / shares shares	Mar. 17, 2025 shares	Feb. 19, 2025 USD ($) $ / shares shares	Feb. 14, 2025 USD ($) $ / shares shares	Feb. 12, 2025 USD ($) $ / shares shares	Feb. 11, 2025 USD ($) $ / shares shares	Feb. 07, 2025 USD ($) $ / shares shares	Feb. 06, 2025 USD ($)	Feb. 03, 2025 USD ($) $ / shares shares	Jan. 30, 2025 shares	Jan. 28, 2025 USD ($)	Jan. 15, 2025 USD ($) $ / shares shares	Jan. 09, 2025 shares	Jan. 06, 2025 USD ($) $ / shares shares	Jan. 03, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 19, 2024 USD ($) shares	Dec. 18, 2024 USD ($) shares	Sep. 26, 2024 USD ($) $ / shares shares	Aug. 26, 2024 USD ($) shares	Jun. 28, 2024 $ / shares shares	Jun. 05, 2024 USD ($) shares	May 17, 2024 USD ($) shares	Apr. 26, 2024 USD ($) shares	Apr. 05, 2024 USD ($) shares	Dec. 19, 2023 USD ($) shares	Sep. 28, 2022 USD ($) ft²	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares		Feb. 10, 2025 $ / shares shares	Jan. 27, 2025 USD ($) $ / shares	Dec. 13, 2024 USD ($)	Oct. 18, 2024 $ / shares	Oct. 02, 2024 $ / shares	Jul. 24, 2024 $ / shares	Jul. 09, 2024 $ / shares	May 24, 2024 $ / shares	May 22, 2024 $ / shares	May 21, 2024 $ / shares	Mar. 28, 2024 shares	Nov. 18, 2022 USD ($)	Oct. 01, 2022 USD ($)
Shares issued | shares						198,000	100,000													80,000	100,000	140,000
Issuance of common stock for cash						$ 297,000	$ 150,000													$ 120,000	$ 150,000	$ 210,000																						$ 1,324,571	$ 430,785	$ 655,000		$ 388,270	$ 180,000			$ 1,328,023		$ 6,200,000
Warrant purchase | shares			997,899			198,000	100,000		294,643											80,000		100,000																						997,899						997,899						140,000
Warrant exercise price | $ / shares						$ 1.50	$ 1.50		$ 1.50											$ 1.50		$ 1.50															$ 2.53																			$ 1.50
Number of shares sold | shares																																						100,000
Sale of stock																																						$ 193,190
Preferred stock shares authorized | shares			10,000,000																													10,000,000												10,000,000						10,000,000		10,000,000
Note payable																																$ 150,000																				$ 150,000
Number of restricted common stock issued | shares																1,000,000	80,000									650,000
Conversion price | $ / shares																																																									$ 1.50
Principal amount																																																									$ 500,000										$ 78,260
Revenue percentage																										1.00%
Restricted common stock, value																	$ 200,000
Share price | $ / shares																	$ 2.50
Compensation expense																																												$ 6,601,793			$ 567,619			$ 10,767,717	$ 1,881,464	2,355,193		$ 2,155,114
Cash payment																						$ 306,118
Aggregrate stated value																																												$ (550,000)	$ (935,000)	$ (1,581,812)	(313,500)	$ (390,500)				$ (1,133,000)
Incentive stock option, grants | shares																																																		2,000,000		13,333		93,333
Incentive stock option, exercise | shares
Lease area | ft²																																											2,201
Lease description																																											The Lease Agreement has a term of thirty-eight(38) months and has a monthly base rent of $5,777.63, or $31.50 per square foot, from months 3-18 and increases at the rate of $1 per square foot per annum until the end of the lease term
Lease term																																											38 months
Base rent																																											$ 5,777.63
Security deposit																																											$ 16,942																									$ 16,942
Jacob D. Cohen [Member]
Issuance of shares, description																										(a) 4,892,906 shares of the common stock of Mango & Peaches (representing 49.0% of Mango & Peaches’s outstanding shares of common stock); and (b) 100 shares of Series A Super Majority Voting Preferred Stock of Mango & Peaches, which will have the right to vote fifty-one percent (51%) of the total vote on all Mango & Peaches shareholder matters).
Minimum [Member]
Consulting fee																											$ 1,800
Maximum [Member]
Consulting fee																											3,500
Debt Conversion Agreement [Member] | Mill End Capital Ltd [Member]
Note payable																																																										$ 150,000
Isaac Consulting Agreement [Member]
Consulting service fees																												$ 10,000
Other expenses																												$ 500
Hammer Amendment Agreement [Member]
Compensation expense																								$ 180,000
Cash payment																								15,000
Consulting Agreement with 2 B MD [Member]
Shares issued | shares																												15,000
Issuance of common stock for cash																												$ 38,250
Share price | $ / shares																												$ 2.55
Agreement term																												12 months
Consulting Agreement with Alicia Stathopoulos [Member]
Shares issued | shares																												15,000
Issuance of common stock for cash																												$ 38,250
Share price | $ / shares																												$ 2.55
Agreement term																												12 months
Consulting Agreement with Victoria Valentine [Member]
Shares issued | shares																												15,000
Issuance of common stock for cash																												$ 38,250
Share price | $ / shares																												$ 2.55
Agreement term																												12 months
Consulting Agreement with Safaya Investment In Commercial Enterprises & Management Co. L.L.C [Member]
Shares issued | shares																												50,000
Issuance of common stock for cash																												$ 127,500
Share price | $ / shares																												$ 2.55
Agreement term																												12 months
Consulting Agreement with North York, Ltd. [Member]
Shares issued | shares																												225,000
Issuance of common stock for cash																												$ 318,750
Number of shares sold | shares																												125,000
Share price | $ / shares																												$ 2.55
Consulting Agreement With 6330 Consulting [Member]
Issuance of common stock for cash																			$ 944,000
Number of restricted common stock issued | shares																			200,000
Share price | $ / shares																			$ 4.72
2022 Equity Incentive Plan [Member]
Award description																		(i) 10,000,000, and (ii) an automatic increase on April 1st of each year for a period of six years commencing on April 1, 2026 and ending on (and including) April 1, 2032, in an amount equal to the lesser of (x) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year; and (y) 2,000,000 shares of common stock; provided, however, that the Board may act prior to April 1st of a given year to provide that the increase for such year will be a lesser number of shares of common stock. This is also known as an “evergreen” provision. Notwithstanding the foregoing, no more than a total of 26,000,000 shares of common stock (or awards) may be issued or granted under the 2022 Plan in aggregate, and no more than 26,000,000 shares of common stock may be issued pursuant to the exercise of Incentive Stock Options
Incentive stock option, grants | shares																		26,000,000
Incentive stock option, exercise | shares																		26,000,000
Series B Convertible Preferred Stock Designation [Member]
Conversion, description																		(a) reduce the conversion price set forth therein to a fixed price of $1.50 per share (subject to customary adjustments for stock splits) (compared to having a fixed conversion price of $2.25 prior to the amendment); (b) reduce the floor price set forth therein from $2.25 to $1.50 per share (subject to customary adjustments for stock splits); (c) remove the dividend rights set forth therein (except for standard participatory rights for dividends declared on the Company’s common stock)
Common Stock [Member]
Shares issued | shares																																												709,676	432,121	305,555		63,333	40,000			345,000	[1]	350,000	[1]
Issuance of common stock for cash									$ 93,731																																			$ 71	$ 43	$ 31		$ 6	$ 4			$ 34		$ 35
Warrant purchase | shares						198,000																								660,000	396,000
Warrant exercise price | $ / shares																														$ 2.59	$ 2.61
Number of shares sold | shares																																										266,667
Sale of stock																																										$ 1,000,000.0
Aggregrate stated value
Conversion of units | shares																																												366,667	623,332	1,001,734	85,928	128,243				374,393	[1]
Common Stock [Member] | Securities Purchase Agreement [Member]
Warrant purchase | shares																														66,000
Warrant exercise price | $ / shares																														$ 2.59
Subsequent Event [Member]
Shares issued | shares																				80,000	100,000	140,000
Issuance of common stock for cash																				$ 120,000	$ 150,000	$ 210,000
Warrant purchase | shares																				800,000		100,000																																		140,000
Warrant exercise price | $ / shares																				$ 1.50		$ 1.50																																		$ 1.50
Number of restricted common stock issued | shares																							155,555		70,000	650,000
Conversion price | $ / shares																																																									$ 1.50
Principal amount																																																									$ 500,000
Consulting fee	$ 86
Revenue percentage																										1.00%
Restricted common stock, value																							$ 350,000		$ 105,000
Share price | $ / shares																							$ 2.25		$ 1.50
Cash payment																						$ 306,118
Lease description	The Lease has a term of sixty (60) months, commencing on November 1, 2025 and expiring on October 31, 2030, and has a monthly base rent of $4,852, including $3,803 for the Premises and $966 for the Shared Space (the “Base Rent”). In addition to the Base Rent, the Company is required to reimburse the landlord for its pro-rata share of all real estate taxes and assessments, insurance, and common area maintenance costs for the building at the rate of 14.81%, consisting of 11.81% for the Premises and 3.00% for the Shared Space (the “Additional Rent”). Upon the execution of the Lease, the Company has agreed to prepay the first full month’s Base Rent and Additional Rent, consisting of $6,141, along with a security deposit equal to $14,557
Lease term	60 months
Expiration date	Oct. 31, 2030
Base rent	$ 4,852
Additional rent	6,141
Security deposit	$ 14,557
Subsequent Event [Member] | Premises [Member]
Lease area | ft²	2,467
Base rent	$ 3,803
Subsequent Event [Member] | Shared Space [Member]
Lease area | ft²	1,253
Base rent	$ 966
Subsequent Event [Member] | Jacob D. Cohen [Member]
Ownership percentage																										52.00%
Issuance of shares, description																										(a) 1,700,000 shares of the common stock of M&P (representing 25.4% of M&P’s outstanding shares of common stock); and (b) 100 shares of Series A Super Majority Voting Preferred Stock of M&P, which will have the right to vote fifty-one percent (51%) of the total vote on all M&P shareholder matters)
Subsequent Event [Member] | Minimum [Member]
Consulting fee																											1,800
Subsequent Event [Member] | Maximum [Member]
Consulting fee																											$ 3,500
Subsequent Event [Member] | Debt Conversion Agreement [Member]
Warrant purchase | shares																												320,000
Warrant exercise price | $ / shares																												$ 2.53
Note payable																												$ 150,000
Conversion price | $ / shares																												$ 2.25
Subsequent Event [Member] | Debt Conversion Agreement [Member] | Mill End Capital Ltd [Member]
Note payable																												$ 150,000
Number of restricted common stock issued | shares																												100,000
Conversion price | $ / shares																												$ 1.50
Subsequent Event [Member] | Isaac Consulting Agreement [Member]
Consulting service fees																												$ 10,000
Other expenses																												$ 500
Subsequent Event [Member] | Hammer Amendment Agreement [Member]
Compensation expense																								180,000
Cash payment																								$ 15,000
Subsequent Event [Member] | Consulting Agreement with 2 B MD [Member]
Shares issued | shares																												15,000
Issuance of common stock for cash																												$ 38,250
Share price | $ / shares																												$ 2.55
Agreement term																												12 months
Subsequent Event [Member] | Consulting Agreement with Alicia Stathopoulos [Member]
Shares issued | shares																												15,000
Issuance of common stock for cash																												$ 38,250
Share price | $ / shares																												$ 2.55
Agreement term																												12 months
Subsequent Event [Member] | Consulting Agreement with Victoria Valentine [Member]
Shares issued | shares																												15,000
Issuance of common stock for cash																												$ 38,250
Share price | $ / shares																												$ 2.55
Agreement term																												12 months
Subsequent Event [Member] | Consulting Agreement with Safaya Investment In Commercial Enterprises & Management Co. L.L.C [Member]
Shares issued | shares																												50,000
Issuance of common stock for cash																												$ 127,500
Share price | $ / shares																												$ 2.55
Agreement term																												12 months
Subsequent Event [Member] | Consulting Agreement with North York, Ltd. [Member]
Shares issued | shares																												225,000
Issuance of common stock for cash																												$ 318,750
Share price | $ / shares																												$ 2.55
Subsequent Event [Member] | Consulting Agreement With Spartan Crest Capital Corp [Member]
Shares issued | shares																							20,000
Issuance of common stock for cash																							$ 85,000
Share price | $ / shares																							$ 4.25
Agreement term																							6 months
Subsequent Event [Member] | Consulting Agreement With Sendero Holdings Ltd [Member]
Shares issued | shares																							72,000
Issuance of common stock for cash																							$ 306,000
Share price | $ / shares																							$ 4.25
Agreement term																							6 months
Subsequent Event [Member] | Consulting Agreement With Pat CECI [Member]
Shares issued | shares																							10,000
Issuance of common stock for cash																							$ 42,500
Share price | $ / shares																							$ 4.25
Agreement term																							6 months
Subsequent Event [Member] | Consulting Agreement With 6330 Consulting [Member]
Number of restricted common stock issued | shares																			200,000
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member]
Award description																		(i) 10,000,000, and (ii) an automatic increase on April 1st of each year for a period of six years commencing on April 1, 2026 and ending on (and including) April 1, 2032, in an amount equal to the lesser of (x) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year; and (y) 2,000,000 shares of common stock; provided, however, that the Board may act prior to April 1st of a given year to provide that the increase for such year will be a lesser number of shares of common stock. This is also known as an “evergreen” provision. Notwithstanding the foregoing, no more than a total of 26,000,000 shares of common stock (or awards) may be issued or granted under the 2022 Plan in aggregate, and no more than 26,000,000 shares of common stock may be issued pursuant to the exercise of Incentive Stock Options.
Subsequent Event [Member] | Series B Convertible Preferred Stock Designation [Member]
Conversion, description																		(a) reduce the conversion price set forth therein to a fixed price of $1.50 per share (subject to customary adjustments for stock splits) (compared to having a fixed conversion price of $2.25 prior to the amendment)(the “Conversion Price”); (b) reduce the floor price set forth therein from $2.25 to $1.50 per share (subject to customary adjustments for stock splits)(the “Floor Price”); (c) remove the dividend rights set forth therein (except for standard participatory rights for dividends declared on the Company’s common stock); and exclude the Company’s current wholly-owned subsidiary, Mango & Peaches Corp.
Subsequent Event [Member] | Common Stock [Member]
Warrant purchase | shares																														660,000	396,000
Warrant exercise price | $ / shares																														$ 2.59	$ 2.61
Subsequent Event [Member] | Common Stock [Member] | Securities Purchase Agreement [Member]
Warrant purchase | shares																														66,000
Warrant exercise price | $ / shares																														$ 2.59
Subsequent Event [Member] | Common Stock [Member] | Debt Conversion Agreement [Member]
Warrant purchase | shares																												1,650,000
Subsequent Event [Member] | Common Stock [Member] | Debt Conversion Agreement [Member] | Minimum [Member]
Warrant exercise price | $ / shares																												$ 2.59
Subsequent Event [Member] | Common Stock [Member] | Debt Conversion Agreement [Member] | Maximum [Member]
Warrant exercise price | $ / shares																												$ 2.71
Subsequent Event [Member] | Common Stock [Member] | Consulting Agreement with North York, Ltd. [Member]
Shares issued | shares																												125,000
Series B Preferred Stock [Member]
Shares issued | shares																														500	300
Issuance of common stock for cash																														$ 500,000	$ 300,000
Number of shares sold | shares																												250							250	500	1,000
Sale of stock																												$ 250,000							$ 250,000	$ 500,000
Conversion of share | shares					500			100		300	100		350	74	218	350					216
Aggregrate stated value					$ 550,000			$ 110,000		$ 330,000	$ 110,000		$ 385,000	$ 63,800	$ 239,800	$ 385,000					$ 237,600
Conversion of units | shares					366,667			73,333		220,000	73,333		256,667	42,533	159,867	256,667					105,600
Preferred stock, convertible, conversion price | $ / shares					$ 1.50			$ 1.50		$ 1.50	$ 1.50		$ 1.50	$ 1.50	$ 1.50	$ 1.50					$ 2.25														$ 3.21																								$ 2.36	$ 3.12	$ 4.90	$ 4.1505	$ 3.045	$ 3.045	$ 3.045
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Shares issued | shares																														50											1,500
Issuance of common stock for cash																														$ 50,000											$ 1,650,000
Number of shares sold | shares																														500	300	50	100	250					100	150	500
Sale of stock			$ 50,000																											$ 500,000	$ 300,000	$ 50,000	$ 100,000	$ 250,000					$ 100,000	$ 150,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Shares issued | shares																														500	300
Issuance of common stock for cash																														$ 500,000	$ 300,000
Number of shares sold | shares																												250
Sale of stock																												$ 250,000
Conversion of share | shares																					216
Aggregrate stated value																					$ 237,600
Conversion of units | shares																					105,600
Preferred stock, convertible, conversion price | $ / shares																					$ 2.25
Series B Preferred Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Shares issued | shares																														50
Issuance of common stock for cash																														$ 50,000
Series B Preferred Stock [Member] | Subsequent Event [Member] | Debt Conversion Agreement [Member]
Conversion price | $ / shares																												$ 1.50
Series A Preferred Stock [Member]
Preferred stock shares authorized | shares																													100
Voting rights																													equal to fifty-one percent (51%) of the total vote
Series A Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock shares authorized | shares																													100
Voting rights																													equal to fifty-one percent (51%) of the total vote
Series B Convertible Preferred Stock [Member]
Preferred stock shares authorized | shares			6,000																													6,000												6,000						6,000		6,000		6,000												6,000
Conversion of share | shares				500				100		300				74	218	146					216
Aggregrate stated value				$ 550,000				$ 110,000		$ 330,000																																				$ 237,600
Conversion of units | shares				366,667				73,333		220,000											105,600
Preferred stock, convertible, conversion price | $ / shares				$ 1.50				$ 1.50		$ 1.50	$ 1.50		$ 1.50	$ 1.50	$ 1.50	$ 1.50					$ 2.25
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Number of shares sold | shares												100
Sale of stock												$ 100,000
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Conversion of share | shares		32
Aggregrate stated value		$ 35,200
Conversion of units | shares		23,467
Preferred stock, convertible, conversion price | $ / shares		$ 1.50

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 15 reverse stock split.